CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 89,210	$ 38,061
Restricted cash	749	802
Trade accounts receivable	112,968	117,493
Inventories	243,853	380,623
Prepaid and other current assets	14,009	7,522
Total current assets	460,789	544,501
Property and equipment
Property, plant and equipment	123,323	107,623
Proved oil and gas properties, at cost, successful efforts method of accounting	1,122	4,949
Total property and equipment	124,445	112,572
Less accumulated depreciation, depletion and amortization	(11,510)	(3,968)
Property and equipment, net	112,935	108,604
Long-term assets
Investment in Piceance Energy, LLC	104,657	101,796
Intangible assets, net	7,506	11,170
Goodwill	20,786	20,603
Other long-term assets	34,334	26,539
Total assets	741,007	813,213
Current liabilities
Current maturities of long-term debt	29,100	3,250
Obligations under supply and exchange agreements	197,394	385,519
Accounts payable	33,064	28,870
Other accrued liabilities	50,152	31,956
Accrued settlement claims	1,096	3,793
Total current liabilities	310,806	453,388
Long-term liabilities
Long-term debt, net of current maturities and unamortized discount	107,510	94,030
Common stock warrants	12,123	17,336
Contingent consideration	9,131	11,980
Long-term capital lease obligations	1,295	1,526
Other liabilities	7,983	6,689
Total liabilities	448,848	584,949
Commitments and contingencies (Note 12)
Stockholders’ equity
Preferred stock, $0.01 par value: 3,000,000 shares authorized, none issued	0	0
Common stock, $0.01 par value; 500,000,000 shares and 300,000,000 shares authorized at December 31, 2014 and 2013, respectively, 37,068,886 shares and 30,151,000 shares issued at December 31, 2014 and 2013, respectively	371	301
Additional paid-in capital	427,287	315,975
Accumulated deficit	(135,053)	(88,012)
Accumulated other comprehensive loss	(446)	0
Total stockholders’ equity	292,159	228,264
Total liabilities and stockholders’ equity	$ 741,007	$ 813,213